Expenses by nature (Details) $ in Millions	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2020 USD ($)
Statement [Line Items]
Leases, services charges and vacant property costs	$ 465,000,000		$ 502,000,000		$ 558,000,000
Depreciation and amortization	4,787,000,000		5,661,000,000		4,833,000,000
Doubtful accounts	(7,000,000)		362,000,000		882,000,000
Advertising, publicity and other selling expenses		$ 1,758	700,000,000		1,477,000,000
Taxes, rates and contributions	4,239,000,000		3,814,000,000		4,162,000,000
Maintenance and repairs	4,470,000,000		3,748,000,000		5,335,000,000
Fees and payments for services	7,107,000,000		8,033,000,000		7,521,000,000
Director's fees	1,822,000,000		2,074,000,000		1,500,000,000
Payroll and social security liabilities	11,955,000,000		10,623,000,000		11,236,000,000
Cost of sale of goods and services	7,429,000,000			$ 5,657		$ 2,401
Cost of sale of agricultural products and biological assets	43,255,000,000			32,247	30,170,000,000
Supplies and labors	24,068,000,000		24,303,000,000		23,058,000,000
Freights	2,449,000,000		2,145,000,000		3,166,000,000
Commissions and bank charges	194,000,000		182,000,000		235,000,000
Conditioning and clearance	296,000,000			310	441,000,000
Travel, library expenses and stationery	471,000,000		312,000,000		454,000,000
Interconnection and roaming expenses		101	79,000,000		259,000,000
Others	2,055,000,000		1,797,000,000		2,489,000,000
Total expenses by nature	116,914,000,000		102,549,000,000		100,177,000,000
Costs [Member]
Statement [Line Items]
Leases, services charges and vacant property costs	322,000,000		369,000,000		405,000,000
Depreciation and amortization	760,000,000		840,000,000		994,000,000
Doubtful accounts	0		0		220,000,000
Advertising, publicity and other selling expenses	1,327,000,000		587,000,000		1,269,000,000
Taxes, rates and contributions	1,144,000,000		884,000,000		1,154,000,000
Maintenance and repairs	3,532,000,000		2,789,000,000		4,291,000,000
Fees and payments for services	5,389,000,000		6,640,000,000		5,971,000,000
Director's fees	0		0		0
Payroll and social security liabilities	6,019,000,000		5,028,000,000		5,698,000,000
Cost of sale of goods and services	7,429,000,000		5,657,000,000		2,401,000,000
Cost of sale of agricultural products and biological assets	43,255,000,000		32,247,000,000		30,170,000,000
Supplies and labors	280,000,000		233,000,000		2,381,000,000
Freights	3,000,000		2,000,000		130,000,000
Commissions and bank charges	11,000,000		8,000,000		15,000,000
Conditioning and clearance	0		0		0
Travel, library expenses and stationery	120,000,000		62,000,000		116,000,000
Interconnection and roaming expenses	99,000,000		77,000,000		259,000,000
Others	95,000,000		56,000,000		157,000,000
Total expenses by nature	69,785,000,000		55,479,000,000		55,631,000,000
General And Administrative Expenses [Member]
Statement [Line Items]
Leases, services charges and vacant property costs	120,000,000		85,000,000		80,000,000
Depreciation and amortization	454,000,000		474,000,000		438,000,000
Doubtful accounts	0		0		0
Advertising, publicity and other selling expenses			0		0
Taxes, rates and contributions	284,000,000		275,000,000		285,000,000
Maintenance and repairs	706,000,000		685,000,000		817,000,000
Fees and payments for services	1,030,000,000		751,000,000		1,268,000,000
Director's fees	1,822,000,000		2,074,000,000		1,500,000,000
Payroll and social security liabilities	4,218,000,000		3,755,000,000		3,572,000,000
Cost of sale of goods and services	0		0		0
Cost of sale of agricultural products and biological assets	0		0		0
Supplies and labors	0		0		0
Freights	1,000,000		8,000,000		0
Commissions and bank charges	182,000,000		172,000,000		220,000,000
Conditioning and clearance	0		0		0
Travel, library expenses and stationery	149,000,000		98,000,000		159,000,000
Interconnection and roaming expenses	2,000,000		2,000,000		0
Others	79,000,000		94,000,000		101,000,000
Total expenses by nature	9,047,000,000		8,473,000,000		8,440,000,000
Production Costs [Member]
Statement [Line Items]
Leases, services charges and vacant property costs	12,000,000		20,000,000		21,000,000
Depreciation and amortization	3,552,000,000		4,295,000,000		3,380,000,000
Doubtful accounts	0		0		0
Advertising, publicity and other selling expenses		0	0		0
Taxes, rates and contributions	75,000,000		100,000,000		112,000,000
Maintenance and repairs	228,000,000		267,000,000		216,000,000
Fees and payments for services	79,000,000		80,000,000		80,000,000
Director's fees	0		0		0
Payroll and social security liabilities	1,323,000,000		1,369,000,000		1,382,000,000
Cost of sale of goods and services	0		0		0
Cost of sale of agricultural products and biological assets	0		0		0
Supplies and labors	23,488,000,000		23,804,000,000		20,652,000,000
Freights	167,000,000		189,000,000		193,000,000
Commissions and bank charges	0		0		0
Conditioning and clearance	0		0		0
Travel, library expenses and stationery	147,000,000		118,000,000		120,000,000
Interconnection and roaming expenses		0	0		0
Others	1,670,000,000		1,555,000,000		1,997,000,000
Total expenses by nature	30,741,000,000		31,797,000,000		28,153,000,000
Selling Expenses [Member]
Statement [Line Items]
Leases, services charges and vacant property costs	11,000,000		28,000,000		52,000,000
Depreciation and amortization	21,000,000		52,000,000		21,000,000
Doubtful accounts	(7,000,000)		362,000,000		662,000,000
Advertising, publicity and other selling expenses		$ 431	113,000,000		208,000,000
Taxes, rates and contributions	2,736,000,000		2,555,000,000		2,611,000,000
Maintenance and repairs	4,000,000		7,000,000		11,000,000
Fees and payments for services	609,000,000		562,000,000		202,000,000
Director's fees	0		0		0
Payroll and social security liabilities	395,000,000		471,000,000		584,000,000
Cost of sale of goods and services	0		0		0
Cost of sale of agricultural products and biological assets	0		0		0
Supplies and labors	300,000,000		266,000,000		25,000,000
Freights	2,278,000,000		1,946,000,000		2,843,000,000
Commissions and bank charges	1,000,000		2,000,000		0
Conditioning and clearance	296,000,000		310,000,000		441,000,000
Travel, library expenses and stationery	55,000,000		34,000,000		59,000,000
Interconnection and roaming expenses	0			$ 0	0
Others	211,000,000		92,000,000		234,000,000
Total expenses by nature	$ 7,341,000,000		$ 6,800,000,000		$ 7,953,000,000